Business Combination (Tables) - Successor [Member]	4 Months Ended
Sep. 30, 2018
Schedule of Allocation of Consideration Transferred

The following summarizes the total consideration to purchase all of the issued and outstanding equity interests of NPS and GES (in thousands):

	NPS		GES
	Value	Shares	Value	Shares	Total

Cash consideration	$319,015	-	$-	-	$319,015
Total consideration – cash	319,015				319,015

NESR ordinary share consideration	255,537	25,077	257,907	25,310	513,444
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	-	-	30,941	3,036	30,941
Total consideration - equity(1)	255,537	25,077	288,848	28,346	544,385

Estimated earn-out mechanisms	16,203		-	-	16,203

Total consideration	$590,755		$288,848		$879,603

(1)	The fair value of NESR ordinary shares was determined based upon the $10.19 per share closing price of NESR ordinary shares on June 6, 2018, the closing date of the Business Combination.

Schedule of Purchase Price Allocation

The following table summarizes the preliminary allocation of the purchase price allocation (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,619	$5,206
Accounts receivable	55,788	19,145
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,194
Property, plant and equipment	216,799	94,877
Intangible assets	94,000	52,010
Other assets	7,456	2,002
Total identifiable assets acquired	500,155	257,869

Accounts payable	26,457	31,113
Accrued expenses	28,686	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	7,159	11,558
Loans and borrowings	149,399	25,098
Other liabilities	23,549	2,202
Noncontrolling interest	(2,841)	1,890
Net identifiable liabilities acquired	288,245	122,617
Total fair value of net assets acquired	211,910	135,252
Goodwill	378,845	153,596
Total gross consideration	$590,755	$288,848

Schedule of Preliminary Allocation to Intangible Assets

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$43,010	$120,010	10 years
Trademarks and trade names	17,000	9,000	26,000	8 years
Total intangible assets	$94,000	$52,010	$146,010

Schedule of Proforma Information of Operations

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for three months and nine months ended September 30, 2018 and 2017 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Revenues	145,580	117,890	394,496	336,693
Net income	16,157	21,969	29,754	26,011